Changes in Significant Accounting Policies - Additional Information (Detail) - IFRS 16 $ in Millions	Jan. 01, 2019 USD ($)
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Additions to right of use assets	$ 209.6
Additional To lease liabilities	$ 209.6